FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Rating (Details) - Financial risks management - BRL (R$) R$ in Thousands	Jun. 30, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	R$ 18,025,835	R$ 14,489,143
Financial Liabilities	83,170,610	89,538,284
Financial liabilities, net of financial assets	65,144,775	75,049,141
Amortized cost
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	77,098,793	81,420,884
Amortized cost | Trade accounts payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	2,575,168	2,361,098
Amortized cost | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	68,476,998	72,899,882
Amortized cost | Lease liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	5,366,994	5,191,760
Amortized cost | Liabilities for asset acquisition and associates
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	509,369	502,228
Amortized cost | Dividends payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	11,185	6,232
Amortized cost | Other liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	159,079	459,684
Fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	6,071,817	8,117,400
Fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	6,071,817	8,117,400
Amortized cost
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	13,345,105	10,724,528
Amortized cost | Cash and cash equivalents
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	8,585,570	6,835,057
Amortized cost | Trade accounts receivable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	3,979,086	2,915,206
Amortized cost | Other assets
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	780,449	974,265
Fair value through other comprehensive income
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	26,121	26,338
Fair value through other comprehensive income | Other investments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	26,121	26,338
Fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	4,654,609	3,738,277
Fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	1,968,997	1,341,420
Fair value through profit or loss | Marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	R$ 2,685,612	R$ 2,396,857